PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION - IMPACT ON SEGMENT DISCLOSURE (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Assets	¥ 1,755,071	¥ 1,592,308	¥ 1,595,504
Liabilities	879,236	¥ 735,773	¥ 742,614
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets	267,860
Liabilities	192,872
Exploration and production | Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets	79,263
Liabilities	78,041
Refining | Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets	32,839
Liabilities	26,094
Marketing and distribution | Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets	120,983
Liabilities	62,237
Chemicals | Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets	19,124
Liabilities	12,252
Corporate and others | Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Assets	15,651
Liabilities	¥ 14,248